Organization - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2010
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Proceeds from sale of power generation business	$ 1,640	$ 1,640